Basis of preparation (Details)						12 Months Ended
	Apr. 09, 2024 MXN ($)	Feb. 01, 2024 USD ($)	Jan. 18, 2024 MXN ($)	Jan. 18, 2024 USD ($)	Jan. 05, 2024 MXN ($)	Dec. 31, 2023 MXN ($) Segment	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Mar. 27, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 24, 2023 USD ($)
Going Concern Basis [Abstract]
Percentage of total combined assets						16.20%
Proceeds from borrowings						$ 2,116,176,076	$ 2,237,181,037	$ 1,108,741,445
Segments [Abstract]
Number of segments | Segment						1
Subsequent Events [Member]
Going Concern Basis [Abstract]
Proceeds from borrowings				$ 26,000,000	$ 350,000,000
Annual interest rate			15.00%	15.00%	17.00%
Repayments of loans			$ 350,000,000
Debt Holder Entities [Member]
Going Concern Basis [Abstract]
Percentage of total combined assets						83.80%
Tranche C, Syndicated Loan [Member]
Going Concern Basis [Abstract]
Credit line, maximum borrowing capacity										$ 160,000,000	$ 45,000,000
Debt maturity						February 5, 2033
Tranche C, Syndicated Loan [Member] | Subsequent Events [Member]
Going Concern Basis [Abstract]
Proceeds from borrowings		$ 6,000,000
Santander International [Member]
Going Concern Basis [Abstract]
Credit line, maximum borrowing capacity										$ 1,500,000
Santander International [Member] | Subsequent Events [Member]
Going Concern Basis [Abstract]
Credit line, maximum borrowing capacity									$ 2,000,000
Finamo [Member]
Going Concern Basis [Abstract]
Debt maturity						6 months
Finamo [Member] | Subsequent Events [Member]
Going Concern Basis [Abstract]
Proceeds from borrowings	$ 100,000,000
Annual interest rate	22.00%